Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2017 € / shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 € / shares	Dec. 31, 2016 USD ($) shares
Current assets:
Accounts receivable - allowance for doubtful accounts | $		$ 8,008		$ 7,614
Long-term assets:
Property, plant and equipment - accumulated depreciation | $		564,588		451,160
Intangible assets - accumulated amortization | $		1,117,423		948,072
Other long-term assets - due from related parties | $		17,713		13,067
Current liabilities:
Accrued and other current liabilities - due to related parties | $		9,028		3,926
Long-term liabilities:
Other long-term liabilities - due to related parties | $		$ 3,075		$ 5,889
Preference shares, 0.01 EUR par value, authorized—450,000 shares, no shares issued and outstanding
Preference shares, par value (in EUR per share) | € / shares	€ 0.01		€ 0.01
Preference shares, shares authorized (in shares)		450,000,000		450,000,000
Preference shares, shares issued (in shares)		0		0
Preference shares, shares outstanding (in shares)		0		0
Financing preference shares, 0.01 EUR par value, authorized—40,000 shares, no shares issued and outstanding
Financing preference shares, par value (in EUR per share) | € / shares	0.01		0.01
Financing preference shares, shares authorized (in shares)		40,000,000		40,000,000
Financing preference shares, shares issued (in shares)		0		0
Financing preference shares, shares outstanding (in shares)		0		0
Common Shares, 0.01 EUR par value, authorized—410,000 shares, issued — 230,829 and 239,707 shares in 2017 and 2016, respectively
Common Shares, par value (in EUR per share) | € / shares	€ 0.01		€ 0.01
Common Shares, shares authorized (in shares)		410,000,000		410,000,000
Common Shares, shares issued (in shares)		230,829,000		239,707,000
Less treasury shares, at cost— 4,272 and 5,147 shares in 2017 and 2016, respectively
Treasury shares (in shares)		4,272,000		5,147,000